OTHER REAL ESTATE (Tables)	12 Months Ended
Dec. 31, 2019
OTHER REAL ESTATE [Abstract]
Summary of Other Real Estate Activity
A summary of other real estate activity for the years ended December 31 follows (1):

	2019	2018	2017
	(In thousands)
Balance at beginning of year, net of valuation allowance	$1,178	$1,628	$4,956
Loans transferred to other real estate	2,242	1,510	1,735
Sales of other real estate	(1,438)	(1,822)	(4,737)
Additions to valuation allowance charged to expense	(267)	(138)	(326)
Balance at end of year, net of valuation allowance	$1,715	$1,178	$1,628

(1)	Table excludes other repossessed assets totaling $0.15 million and $0.12 million at December 31, 2019 and 2018, respectively.

Valuation Allowance for Other Real Estate Owned
An analysis of our valuation allowance for other real estate follows:

	2019	2018	2017
	(In thousands)
Balance at beginning of year	$144	$123	$793
Additions charged to expense	267	138	326
Direct write-downs upon sale	(319)	(117)	(996)
Balance at end of year	$92	$144	$123